Prepaid expenses	12 Months Ended
Dec. 31, 2024
Prepaid expenses
Prepaid Expenses

17. Prepaid expenses

Prepaid expenses consist of the following:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Related party	2,414	4,690
Non-related party	3,715	7,226
	6,129	11,916

Prepaid expense mainly represents the advance payment to the management and third parties to secure the goods and services that delivered or provided to the Company.